Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Mar. 17, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Mar. 28, 2014
Smead Value Fund | Smead Value Fund Investor Class Shares
Risk/Return:
Trading Symbol	SMVLX
Smead Value Fund | Smead Value Fund Institutional Class Shares
Risk/Return:
Trading Symbol	SMVMX
Smead Value Fund | Smead Value Fund Class A Shares
Risk/Return:
Trading Symbol	SVFAX